Submission	Oct. 01, 2025
Submission [Line Items]
Central Index Key	0002027317
Registrant Name	CURBLINE PROPERTIES CORP.
Registration File Number	333-290653
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A